Prepayments	12 Months Ended
Jun. 30, 2023
Prepayments [Abstract]
Prepayments

Note 6 – Prepayments

Prepayments, current, consisted of the following:

	June 30, 2023	June 30, 2022
Prepayment for live concert productions	$10,286,550	$8,000,000
Prepayment for online concert productions	-	5,000,000
Prepayment for advertisement	-	4,666,664
Prepayment for transportation services	20,676	-
Prepayments and advances	$10,307,226	$17,666,664

Prepayments, non-current, consisted of the following:

	June 30, 2023	June 30, 2022
Prepayment for transportation services	$12,061	$-